Net Income (Loss) per Share (EPS)	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Earnings Per Share [Abstract]
Net Income (Loss) per Share (EPS)
14. Net Income (Loss) per Share (EPS)
Basic EPS is calculated by dividing net income (loss) by the weighted-average number of shares outstanding during the period. Diluted EPS is calculated by dividing net income (loss) by the weighted-average number of shares outstanding plus the dilutive effect, if any, of outstanding RSUs and options using the treasury stock method. The calculation of the dilutive effect of outstanding equity awards under the treasury stock method includes consideration of unrecognized compensation expenses as additional proceeds.

A reconciliation of the numerator and denominator used in the calculation of the basic and diluted net income (loss) attributable to the common stockholders of Organogenesis Holdings Inc. is as follows.

	Three Months Ended September 30,		Nine Months Ended September 30,
Calculation of Basic and Diluted EPS	2020	2019	2020	2019
Weighted-average common shares outstanding—basic	105,040,035	92,276,858	104,748,297	91,182,233
Dilutive effect of restricted stock units	134,759	—	—	—
Dilutive effect of options	3,314,974	—	—	—
Weighted-average common shares outstanding—diluted	108,489,768	92,276,858	104,748,297	91,182,233
Earnings (loss) per share—basic	$0.20	$(0.12)	$(0.01)	$(0.40)
Earnings (loss) per share—diluted	$0.19	$(0.12)	$(0.01)	$(0.40)
For the three months ended September 30, 2020, outstanding stock-based awards of 2,009,245 were excluded from the diluted EPS calculation. The Company had a net loss in the other periods presented. As such, the potentially dilutive securities have been excluded from the computation of diluted net loss per share as these securities have anti-dilutive effect and including them would reduce the net loss per share. Therefore, the weighted-average number of common shares outstanding used to calculate both basic and diluted net loss per share attributable to common stockholders is the same for these periods. For the three months ended September 30, 2019, the Company excluded 7,263,990 potential shares of Class A common stock, presented based on amount outstanding at this period end, from the computation of diluted net loss per share attributable to the common stockholders for this period. For the nine months ended September 30, 2020 and 2019, the Company excluded 8,283,893 and 7,263,990 potential shares of Class A common stock, respectively, presented based on amounts outstanding at each period end, from the computation of diluted net loss per share attributable to the common stockholders for these periods.

15. Net Loss Per Share
Basic and diluted net loss per share attributable to Organogenesis Holdings Inc. common shareholders was calculated as follows:

	Year Ended December 31,
	2019	2018	2017
Numerator:
Net loss	$(40,454)	$(64,831)	$(7,525)
Less: Net income attributable to non-controlling interests	—	—	863
Less: Accretion of redeemable common shares	—	—	423
Less: Non-cash dividend to warrant holders	645	—	—

Net loss attributable to Organogenesis Holdings Inc. common shareholders	$(41,099)	$(64,831)	$(8,811)

Denominator:
Weighted average common shares outstanding—basic and diluted	92,840,401	69,318,456	63,876,767

Net loss per share—basic and diluted	$(0.44)	$(0.94)	$(0.14)

The Company’s potentially dilutive securities, which include redeemable common stock and stock options and warrants to purchase shares of Class A common stock, have been excluded from the computation of diluted net loss per share as the effect would be to reduce the net loss per share. Therefore, the weighted average number of common shares outstanding used to calculate both basic and diluted net loss per share attributable to common stockholders is the same. The Company excluded the following potential shares of Class A common stock, presented based on amounts outstanding at each period end, from the computation of diluted net loss per share attributable to Organogenesis Holdings Inc. for the periods indicated because including them would have had an anti-dilutive effect:

	Year Ended December 31,
	2019	2018	2017
Options to purchase common stock	7,179,636	7,266,715	7,150,214
Redeemable common stock	—	728,548	728,548
Warrants to purchase common stock	—	17,732,700	1,561,485

	7,179,636	25,727,963	9,440,247